Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of the provision (benefit) for income taxes:
Provision for income tax	$ 9	$ 8	$ 58	$ 105	$ 210
Effective tax rates	(0.01%)	(0.03%)
Federal tax rate	21.00%	21.00%	21.00%	21.00%	35.00%